Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Aug. 26, 2017 USD ($) financial_instituiton	Aug. 26, 2017 CAD	Aug. 27, 2016 USD ($)
Business Acquisition [Line Items]
Number of financial institutions | financial_instituiton	6
Uninsured cash balances | $	$ 56.1		$ 78.2
Wellness Foods, Inc.
Business Acquisition [Line Items]
Uninsured cash balances | CAD		CAD 3.1